ENTITY-WIDE DISCLOSURE	12 Months Ended
Dec. 31, 2025
Segments, Geographical Areas [Abstract]
ENTITY-WIDE DISCLOSURE

NOTE 15 - ENTITY-WIDE DISCLOSURE:

a.	Revenue

1)	Revenues by geographic area were as follows:
	Year ended December 31
	2025		2024		2023
Israel	3,398		3,746		2,898
United States	198,652		244,774		307,818
Europe	79,045		63,441		62,532
Asia	49,210		42,974		47,744
Other	40,190		39,883		71,056
	370,495	*	394,818	*	492,048	*

*Revenues are attributed to geographic areas based on the location of customer. No single customer accounted for 10% or more of Company’s total revenues, or Company’s net accounts receivable, in any fiscal year presented.

2)	Revenues based on products' category were as follows:
	Year ended December 31
	2025	2024	2023
Capital Equipment revenues	289,118	315,547	412,089
Consumables and service revenues	81,377	79,271	79,959
	370,495	394,818	492,048

3)	Revenues based on products' technology were as follows:
	Year ended December 31
	2025	2024	2023
	%
Minimal-Invasive	78	87	83
Hands-Free	2	5	8
Non-Invasive	20	8	9
	100	100	100

4)	The changes in contract liabilities are as follows:

	Year ended December 31
	2025	2024
Balance as of January 1	20,091	14,689
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period	12,621	16,975
Revenue recognized that was included in the contract liability balance at the beginning of the period	(17,576)	(11,573)
Balance as of December 31	15,136	20,091
Contract liability presented in non-current liabilities (1)	3,043	3,336
Contract liability presented in current liabilities	12,093	16,755

(1)	As of December 31, 2025, non-current deferred revenue is estimated to be recognized as following: 76% in year 2027 and the rest in year 2028-2030.

b.	Long-Lived Assets
	December 31
	2025	2024
Israel	5,062	5,757
United States	1,051	1,421
Other	4,760	3,876
	10,873	11,054
Other long-term assets*	3,705	3,876
	14,578	14,930

*Consists of non-current accounts receivable, net and other investments